LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Summary of supplemental cash flow information related to operating leases

	For the years ended
	December 31,
	2025	2024	2023
Cash payments for operating leases	$275,120	$533,803	$326,125
Right-of-use assets obtained in exchange for operating lease liabilities	—	—	19,701

Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2025 were as follows:

Operating
leases
2026	$119,887
2027	30,729
Total future lease payments	$150,616
Less: imputed interest	(7,948)
Total lease liabilities	$142,668
Less: Long term portions	(27,637)
Lease liabilities – current portions	$115,031

Summary of lease cost recognized in the company's consolidated statements of operations and comprehensive income/(loss)

	For the years ended December 31,
	2025	2024	2023
Operating leases cost excluding short-term rental expense	$331,706	$358,434	$420,552
Short-term lease cost	119,568	18,690	12,213
Total	$451,274	$377,124	$432,765